Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, maximum term, years	10 years
Cash received from exercise of stock options	$ 523,000
Tax benefit realized from exercise of stock options	$ 218,000
Percentage of restricted stock/units vested during first year	0.40
Percentage of restricted stock/units vested during second and third years	0.30
Average grant date fair value of performance shares and restricted stock/units granted | $ / shares		$ 53.73	$ 44.83
Total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized	$ 3,300,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual life of outstanding options, years	1 year